Income Taxes Relating to Continuing Operations - Summary of Net Deferred Tax Asset Not Recognised (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes in deferred tax liability (asset) [abstract]
Revenue tax losses	$ 25,439,594	$ 27,181,188
Net temporary difference	3,460,261	2,851,336
Net deferred tax asset not recognised	$ 28,899,855	$ 30,032,524